Financial instruments and risk management (Schedule of Gains or Losses Related to Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Derivative Instruments by Risk Exposure [Abstract]
Interest income	€ 1,583	€ 972	€ 1,989
Interest expense	(2,312)	(2,943)	(12,113)
Results foreign currency exchange, net	26,439	(8,158)
Addition to allowance for doubtful accounts receivable	€ 0	€ (377)